Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document and Entity Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar 31, 2011
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Entity Registrant Name	ADVANTEST CORP
Entity Central Index Key	0001158838
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	173,271,951

Consolidated Balance Sheets (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Assets
Cash and cash equivalents	¥ 75,323	¥ 96,439
Short-term investments	12,651	10,498
Trade receivables, net	22,707	15,930
Inventories	23,493	16,590
Other current assets	2,995	4,292
Total current assets	137,169	143,749
Investment securities	7,432	8,077
Property, plant and equipment, net	31,878	32,881
Intangible assets, net	1,519	1,445
Other assets	2,314	2,511
Total assets	180,312	188,663
Liabilities and Stockholders' Equity
Trade accounts payable	11,729	11,430
Accrued expenses	7,329	4,894
Accrued warranty expenses	1,754	2,802
Customer prepayments	1,740	544
Other current liabilities	1,955	2,249
Total current liabilities	24,507	21,919
Accrued pension and severance costs	14,069	13,765
Other liabilities	3,604	2,737
Total liabilities	42,180	38,421
Commitments and contingent liabilities
Stockholders' equity:
Common stock, Authorized 440,000,000 shares; issued 199,566,770 shares	32,363	32,363
Capital surplus	40,628	40,463
Retained earnings	183,009	181,606
Accumulated other comprehensive income (loss)	(18,270)	(14,859)
Treasury stock, 20,845,178 shares in 2010 and 26,294,819 shares in 2011, at cost	(99,598)	(89,331)
Total stockholders' equity	138,132	150,242
Total liabilities and stockholders' equity	¥ 180,312	¥ 188,663

Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2011	Mar. 31, 2010
Consolidated Balance Sheets
Common stock, shares authorized	440,000,000	440,000,000
Common stock, shares issued	199,566,770	199,566,770
Treasury stock, shares	26,294,819	20,845,178

Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements of Operations
Net sales	¥ 99,634	¥ 53,225	¥ 76,652
Cost of sales	51,164	27,297	56,837
Gross profit	48,470	25,928	19,815
Research and development expenses	21,197	17,896	23,713
Selling, general and administrative expenses	21,162	19,671	31,771
Restructuring and impairment charges			13,788
Operating income (loss)	6,111	(11,639)	(49,457)
Other income (expense):
Interest and dividend income	326	579	2,157
Interest expense	(3)	(4)	(11)
Impairment losses on investment securities	(512)	(316)	(3,510)
Other, net	(371)	1,454	(1,940)
Total other income (expense)	(560)	1,713	(3,304)
Income (loss) before income taxes and equity in earnings (loss) of affiliated company	5,551	(9,926)	(52,761)
Income taxes	2,352	1,457	21,994
Equity in earnings (loss) of affiliated company	(36)	(71)	(147)
Net income (loss)	¥ 3,163	¥ (11,454)	¥ (74,902)
Net income (loss) per share:
Basic	¥ 18.03	¥ (64.09)	¥ (419.09)
Diluted	¥ 18.03	¥ (64.09)	¥ (419.09)

Consolidated Statements of Comprehensive Income (Loss) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	¥ 3,163	¥ (11,454)	¥ (74,902)
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(3,231)	(2,614)	(1,793)
Net unrealized gains (losses) on investment securities	(59)	776	(244)
Pension related adjustment	(121)	1,566	(4,935)
Total other comprehensive income (loss)	(3,411)	(272)	(6,972)
Total comprehensive income (loss)	¥ (248)	¥ (11,726)	¥ (81,874)

Consolidated Statements of Stockholders' Equity (JPY ¥) In Millions	Common stock [Member]	Capital surplus [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury stock [Member]	Total
Balance at beginning of year at Mar. 31, 2008	¥ 32,363	¥ 40,072	¥ 278,689	¥ (7,615)	¥ (89,325)	¥ 254,184
Changes in the year
Stock option compensation expense		248				248
Total changes in the year		248	(83,841)	(6,972)	(3)	(90,568)
Net income (loss)			(74,902)			(74,902)
Cash dividends			(8,936)			(8,936)
Sale of treasury stock			(3)		4	1
Other comprehensive income (loss), net of tax				(6,972)		(6,972)
Purchases of treasury stock					(7)	(7)
Balance at end of year at Mar. 31, 2009	32,363	40,320	194,848	(14,587)	(89,328)	163,616
Changes in the year
Stock option compensation expense		143				143
Total changes in the year		143	(13,242)	(272)	(3)	(13,374)
Net income (loss)			(11,454)			(11,454)
Cash dividends			(1,787)			(1,787)
Sale of treasury stock			(1)		1	0
Other comprehensive income (loss), net of tax				(272)		(272)
Purchases of treasury stock					(4)	(4)
Balance at end of year at Mar. 31, 2010	32,363	40,463	181,606	(14,859)	(89,331)	150,242
Changes in the year
Stock option compensation expense		165				165
Total changes in the year		165	1,403	(3,411)	(10,267)	(12,110)
Net income (loss)			3,163			3,163
Cash dividends			(1,760)			(1,760)
Sale of treasury stock			0		0	0
Other comprehensive income (loss), net of tax				(3,411)		(3,411)
Purchases of treasury stock					(10,267)	(10,267)
Balance at end of year at Mar. 31, 2011	¥ 32,363	¥ 40,628	¥ 183,009	¥ (18,270)	¥ (99,598)	¥ 138,132

Consolidated Statements of Cash Flows (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities:
Net income (loss)	¥ 3,163	¥ (11,454)	¥ (74,902)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	4,209	4,314	8,719
Deferred income taxes	425	(148)	20,205
Stock option compensation expense	165	143	248
Restructuring and impairment charges			18,930
Impairment losses on investment securities	512	316	3,510
Changes in assets and liabilities:
Trade receivables	(7,645)	(5,457)	19,323
Inventories	(7,285)	(6,942)	17,816
Trade accounts payable	1,146	6,525	(6,879)
Other accounts payable	(393)	(5,534)	5,948
Accrued expenses	2,540	(1,126)	(4,893)
Accrued warranty expenses	(1,040)	(8)	(617)
Customer prepayments	1,276	24	(1,081)
Accrued pension and severance costs	225	1,386	(1,605)
Other	2,009	215	(2,365)
Net cash provided by (used in) operating activities	(693)	(17,746)	2,357
Cash flows from investing activities:
(Increase) decrease in short-term investments	(2,446)	13,881	(26,210)
Purchase of available-for-sale securities		(389)
Purchase of non-marketable equity securities			(911)
Proceeds from sale of property, plant and equipment	12	287	390
Purchases of property, plant and equipment	(3,138)	(2,798)	(4,909)
Purchases of intangible assets	(323)	(215)	(645)
Other	67	58	(222)
Net cash provided by (used in) investing activities	(5,828)	10,824	(32,507)
Cash flows from financing activities:
Purchases of treasury stock	(10,268)	(4)	(6)
Dividends paid	(1,760)	(1,796)	(8,924)
Other	0	(3)	0
Net cash used in financing activities	(12,028)	(1,803)	(8,930)
Net effect of exchange rate changes on cash and cash equivalents	(2,567)	(291)	(2,813)
Net change in cash and cash equivalents	(21,116)	(9,016)	(41,893)
Cash and cash equivalents at beginning of year	96,439	105,455	147,348
Cash and cash equivalents at end of year	75,323	96,439	105,455
Supplemental data:
Income taxes	1,412	1,083	5,414
Interest	¥ 4	¥ 10	¥ 12

Description of Business and Summary of Significant Accounting Policies and Practices	12 Months Ended
Mar. 31, 2011
Description of Business and Summary of Significant Accounting Policies and Practices
Description of Business and Summary of Significant Accounting Policies and Practices

(1) Description of Business and Summary of Significant Accounting Policies and Practices

(a) Description of Business

The Company and its consolidated subsidiaries (collectively, "Advantest") manufacture and sell semiconductor and component test system products and mechatronics-related products such as test handlers and device interfaces. Advantest also engages in research and development activities and provides maintenance and support services associated with these products.

Description of the business by segment is as follows:

The semiconductor and component test system segment provides customers with test system products for the semiconductor industry and the electronic parts industry. Product lines provided in the semiconductor and component test system segment include test systems for memory semiconductors for memory semiconductor devices and test systems for SoC ("System-on-a-Chip") semiconductors for non memory semiconductor devices.

The mechatronics system segment provides product lines such as test handlers, mechatronic-applied products for handling semiconductor devices, device interfaces that serve as interfaces with the devices that are measured and operations related to nano-technology products.

The services, support and others segment consists of comprehensive customer solutions provided in connection with the above segments, support services, equipment lease business and others.

(b) Principles of Consolidation

Advantest's consolidated financial statements include financial statements of the Company and its subsidiaries, all of which are wholly-owned. All significant intercompany balances and transactions have been eliminated in consolidation.

(c) Cash Equivalents

Cash equivalents primarily consist of deposits and certificates of deposit with an original maturity of three months or less from the date of purchase. Advantest considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents.

(d) Short-term investments

Short-term investments consist of time deposit with fixed maturities greater than three months and Japanese money trusts with fixed maturities of three months, which are carried at cost, based on the characteristics of its fixed maturities, fixed interest rates, restriction of early redemption and non negotiability. The Japanese money trusts amounted to ¥9,000 million and ¥12,000 million at March 31, 2010 and 2011, respectively.

(e) Allowance for Doubtful Accounts

Advantest recognizes an allowance for doubtful accounts to ensure that trade receivables are not overstated due to uncollectability, which represents Advantest's best estimate of the amount of probable credit losses in Advantest's existing trade receivables. An allowance for doubtful accounts is provided at an amount calculated based on historical write off experience and a specific allowance for estimated amounts considered to be uncollectable after reviewing individual factors such as the customer's current financial position, significant changes in the semiconductor industry, other information that is publicly available and the customer's credit worthiness.

(f) Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the average cost method.

(g) Investment Securities

Investment securities consist of debt securities, marketable and non-marketable equity securities, and investment in an affiliated company. Fair value is determined based on quoted market prices, projected discounted cash flow or other valuation techniques as appropriate.

Debt and Marketable Equity Securities

Advantest classifies its debt and marketable equity securities as available-for-sale.

Available-for-sale securities are recorded at fair value. Unrealized gains and losses, net of the related tax effect, on available-for-sale securities are excluded from earnings and are reported as a component of accumulated other comprehensive income (loss) until realized. A decline in the fair value of any available-for-sale security below cost that is deemed to be other than temporary results in an impairment loss. The impairment loss is charged to earnings and a new cost basis for the security is established. Dividend and interest income are recognized when earned.

On a periodic basis, Advantest evaluates the available-for-sale securities for possible impairment. Factors considered in assessing whether an indication of other than temporary impairment exists include: the degree of change in ratio of market prices per share to book value per share at the date of evaluation compared to the acquisition date, the financial condition and prospects of each investee company, industry conditions in which the investee company operates, the period of time the fair value of an available-for-sale security has been below the cost basis of the investment and other relevant factors. Advantest generally has the intention and ability to retain available-for-sale securities which it determines that their impairment is not other than temporary for a period of time sufficient to allow for any anticipated recovery in market value. The impairment to be recognized is measured based on the amount by which the carrying amount of the investment exceeds the fair value of the investment.

The cost of a security sold or the amount reclassified out of accumulated other comprehensive income (loss) into earnings is determined by the average cost method.

Non-marketable Equity Securities

Non-marketable equity securities are carried at cost. On a periodic basis, Advantest evaluates these investments for possible impairment. Non-marketable equity securities that have impairment indicators were evaluated to determine whether the investments were impaired and the impairment, if any, is other than temporary. If the impairment is other than temporary, Advantest recognizes an impairment loss to reduce the carrying amount to the fair value and a new cost basis for the security is established.

Investment in an Affiliated Company

Investment in an affiliated company over which Advantest has the ability to exercise significant influence, but does not hold a controlling financial interest, is accounted for by the equity method. All significant intercompany profits have been eliminated.

(h) Derivative Financial Instruments

All derivative instruments in the consolidated balance sheets are stated at fair value. The accounting for changes in the fair value (that are, gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, if so, the purpose for holding the instrument. If certain conditions are met, entities may elect to designate a derivative instrument as a hedge of exposures to changes in fair values, cash flows, or foreign currencies.

If the hedged exposure is a fair value exposure, the gain or loss on the derivative instrument is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item attributable to the risk being hedged. If the hedged exposure is a cash flow exposure, the effective portion of the gain or loss on the derivative instrument is reported initially as a component of other comprehensive income (loss) and subsequently reclassified into earnings when the forecasted transaction affects earnings. Any amounts excluded from the assessment of hedge effectiveness as well as the ineffective portion of the gain or loss are reported in earnings immediately. If the derivative instrument is not designated as a hedge, the gain or loss is recognized in earnings in the period of change.

(i) Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation.

Depreciation is computed principally using the declining-balance method for the Company and its domestic subsidiaries. The straight-line method over estimated useful lives of the assets is used for foreign subsidiaries.

The depreciation period for significant assets ranges from 15 years to 50 years for buildings, 4 years to 10 years for machinery and equipment, and 2 years to 5 years for tools, furniture and fixtures.

(j) Intangible Assets and Other Assets

Intangible assets principally consist of goodwill and internal-use computer software. Other assets primarily consist of security deposits and others.

Advantest capitalizes certain costs incurred to purchase or develop software for internal-use. Costs incurred to develop software for internal-use are expensed as incurred during the preliminary project stage, which includes costs for making strategic decisions about the project, determining performance and system requirements and vendor demonstration cost. Costs incurred subsequent to the preliminary project stage through implementation are capitalized. Advantest also expenses costs incurred for internal-use software projects in the post implementation stage such as costs for training and maintenance.

Costs incurred to develop software to be included with and sold as part of the Company's Semiconductor Test Systems are capitalized subsequent to the attainment of technological feasibility until the product becomes available for general release to customers. Other development costs are expensed as incurred.

The cost of software is amortized on a straight-line basis over the estimated useful life, which is generally from 3 years to 5 years.

Business combinations are accounted for using the purchase method. Goodwill and other intangible assets with indefinite useful lives are not subjected to amortization and are tested for impairment at least annually. Intangible assets with definite useful lives are amortized over their respective estimated useful lives and reviewed for impairment.

(k) Impairment of Long-Lived Assets

Advantest reviews impairment of long-lived assets and certain identifiable intangibles with definite useful lives whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In such circumstances, if the carrying value of the asset is less than the estimated undiscounted cash flows expected to be generated by the asset or asset group, we recognize an impairment loss. The impairment loss recognized is the amount by which the carrying amount of the asset or asset group exceeds the fair value.

(l) Accrued Warranty Expenses

Advantest's products are generally subject to warranty, and Advantest provides an allowance for such estimated costs when product revenue is recognized. To provide for future repairs during warranty periods, estimated repair expenses over the warranty period are accrued based on the historical ratio of actual repair expenses to corresponding sales, and any facts and circumstances that occurred.

(m) Accrued Pension and Severance Costs

The Company and certain of its subsidiaries have retirement and severance defined benefit plans covering substantially all of their employees. Prior service benefit and cost, and actuarial gains and losses are recognized in accumulated other comprehensive income (loss) and are amortized using the straight-line method over the average remaining service period of active employees. The funded status, which is the difference between the fair value of plan assets and the projected benefit obligations, of its pension plans is recognized in the consolidated balance sheet, with a corresponding adjustment to accumulated other comprehensive income (loss), net of tax. The adjustment to accumulated other comprehensive income (loss) represents the unrecognized actuarial loss, and unrecognized prior service cost. These amounts will be subsequently recognized as net periodic benefit cost pursuant to Advantest's accounting policy for amortizing such amounts.

(n) Revenue Recognition

General

Advantest recognizes revenue when there is persuasive evidence of an arrangement, delivery has occurred or the services have been rendered, the sales price is fixed or determinable and collection of the related receivable is reasonably assured.

For equipment sales involving software that is more than incidental to the product, revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collection of the related receivable is probable. Revenue for the separate elements is only recognized when the functionality of the undelivered element is not essential to the delivered element.

Sales of Products

Sales of products which require installation are recognized when the related installation is completed and other sales recognition criteria are met since the installation is essential to the functionality of the equipment. When customer acceptance is uncertain, revenue is deferred until customer acceptance has been received. When the final payment is subject to customer acceptance, a portion of revenue for the final payment is deferred until an enforceable claim has become effective.

Sales of products and components which do not require installation service by Advantest is recognized upon shipment if the terms of the sale are free on board (FOB) shipping point or upon delivery if the terms are FOB destination which coincide with the passage of title and risk of loss.

Long-term Service Contracts

Revenue from fixed-price, long-term service contracts is recognized on the straight-line basis over the contract term.

Leasing Income

Revenue from operating leases is primarily recognized on the straight-line basis over the lease term.

Multiple Deliverables

Advantest accounts for multiple element arrangements that consist of non-software or software-related products in accordance with multiple element revenue recognition guidance and industry specific accounting guidance for software and software related transactions.

Advantest obtains and utilizes objective evidence (Vendor-Specific Objective Evidence (VSOE) for software-related products) of fair value to allocate revenue to elements in multiple element arrangements and recognizes revenue when the criteria for revenue recognition have been met for each element. If the criteria are not met, then revenue is deferred until such criteria are met or until the period(s) over which the last undelivered element is delivered. In the absence of objective evidence of fair value of a delivered element, Advantest allocates revenue to the fair value of the undelivered elements and the residual revenue to the delivered elements. The price charged when an element is sold separately generally determines fair value.

(o) Shipping and Handling Costs

Shipping and handling costs totaled ¥819 million, ¥741 million and ¥929 million for the years ended March 31, 2009, 2010 and 2011, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

(p) Research and Development Expenses

Research and development costs are expensed as incurred.

(q) Advertising Costs

Advertising costs totaled ¥410 million, ¥80 million and ¥104 million for the years ended March 31, 2009, 2010 and 2011, respectively, and are expensed as incurred.

(r) Stock-Based Compensation

Advantest applies the fair-valued-based method of accounting for stock-based compensation and recognizes stock-based compensation expense in the consolidated statements of operations. The cost of employee services received in exchange for an award of equity instruments is measured based on the grant-date fair value of the stock options granted to employees. The cost is recognized on the straight line basis over the period during which an employee is required to provide service in exchange for the award. The Black Scholes pricing model is used to estimate the value of stock options.

Expected dividend yield is determined by the Company's dividend ratio of the past and other associated factors. Risk free interest rate is determined by Japanese government bond yield for the period corresponding to expected life. Expected volatility is determined by historical volatility and trend of the Company's share prices, and other associated factors. Expected life is determined by the Company's option exercise history, post vesting employment termination behavior for similar grants, and other pertinent factors.

(s) Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, and operating loss carryforwards and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Advantest records a valuation allowance to reduce the deferred tax assets to the amount that is more likely than not to be realized.

Advantest recognizes the financial statement effects of tax positions when it is more likely than not, based on technical merits, that the tax positions will be sustained upon examination by the tax authorities. Benefits from tax positions that meet the more-likely-than-not recognition threshold are measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon settlement. Advantest recognizes interest and penalty accruals related to unrecognized tax benefits in income taxes in the consolidated statements of operations.

(t) Net Income (Loss) per Share

Basic net income (loss) per share is calculated by dividing net income (loss) by the weighted average number of shares outstanding during the year. Diluted net income per share is calculated by dividing net income by the sum of the weighted average number of shares plus additional shares that would have been outstanding if potential dilutive shares had been issued for granted stock options.

(u) Foreign Financial Statements

The financial statements of foreign operations whose functional currency is a local currency are translated into Japanese Yen. Assets and liabilities are translated at the period-end exchange rates and revenues and expenses are translated at the average exchange rate for the period. Resulting translation adjustments are shown as a component of other comprehensive income (loss).

The financial statements of foreign operations whose functional currency is Japanese Yen are remeasured into Japanese Yen. All exchange gains and losses from remeasurement of monetary assets and liabilities denominated in the local currency are included in other income (expense) for the period in which the remeasurement is made.

(v) Foreign Currency Transactions

Assets and liabilities denominated in foreign currencies at the balance sheet date are translated by using the applicable current rate prevailing at that date. All revenue and expenses associated with foreign currencies are translated by using the rate of exchange prevailing when such transactions occur. Those gains (losses) are included in other income (expense) in the accompanying consolidated statements of operations.

Foreign exchange gains (losses) were (¥2,296) million, ¥1,072 million and (¥508) million for the years ended March 31, 2009, 2010 and 2011, respectively.

(w) Use of Estimates

Management of Advantest has made a number of estimates and assumptions relating to the reporting of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the periods to prepare these consolidated financial statements in conformity with accounting principles generally accepted in the United States ("U.S. GAAP"). Significant items subject to such estimates and assumptions include valuation of trade receivables, inventories, long-lived assets and deferred tax assets, various accruals such as accrued warranty expenses, and assets and obligations related to employees retirement and severance plans. Actual results could differ from those estimates.

(x) New Accounting Standards

In October 2009, the FASB amended the accounting guidance for revenue recognition under multiple-deliverable arrangements. The guidance modifies the criteria for separating deliverables and allocating consideration in multiple-deliverable arrangements. The allocation of revenue is based on estimated selling price if neither vendor-specific objective evidence nor third-party evidence of selling price is available. The guidance is effective for fiscal years beginning on or after June 15, 2010, with early adoption permitted. The guidance is required to be adopted by Advantest in the first quarter beginning April 1, 2011. Advantest is currently evaluating the effect that this adoption will have on its consolidated results of operations and financial condition but does not expect to have a material impact.

In October 2009, the FASB amended accounting guidance for software revenue recognition. This guidance changes the accounting model for revenue arrangements that include both tangible products and software elements. It provides guidance on how to determine which software, if any, relating to the tangible product would be excluded from the scope of the software revenue guidance. The guidance is effective for fiscal years beginning on or after June 15, 2010, with early adoption permitted. The guidance is required to be adopted by Advantest in the first quarter beginning April 1, 2011. Advantest is currently evaluating the effect that this adoption will have on its consolidated results of operations and financial condition but does not expect to have a material impact.

(y) Reclassifications

Certain reclassifications have been made to the prior years' consolidated financial statements to conform to the current year presentation.

Trade Receivables	12 Months Ended
Mar. 31, 2011
Trade Receivables
Trade Receivables

(2) Trade Receivables

Trade receivables at March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010	2011
Notes	¥2,382	2,021
Accounts	13,794	20,838

	16,176	22,859
Less allowance for doubtful accounts	246	152

	¥15,930	22,707

Allowance for Doubtful Accounts	12 Months Ended
Mar. 31, 2011
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

(3) Allowance for Doubtful Accounts

Changes in the allowance for doubtful accounts for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen (Millions)
	2009	2010	2011
Balance at beginning of year	¥45	585	246
Provision for (reversal of) allowance	558	(255)	(90)
Amount written off	(18)	(84)	(4)

Balance at end of year	¥585	246	152

Inventories	12 Months Ended
Mar. 31, 2011
Inventories
Inventories

(4) Inventories

Inventories at March 31, 2010 and 2011 were composed of the following:

	Yen (Millions)
	2010	2011
Finished goods	¥5,965	5,681
Work in process	7,482	12,243
Raw materials and supplies	3,143	5,569

	¥16,590	23,493

Property, Plant and Equipment	12 Months Ended
Mar. 31, 2011
Property, Plant and Equipment
Property, Plant and Equipment

(5) Property, Plant and Equipment

Property, plant and equipment at March 31, 2010 and 2011 were composed of the following:

	Yen (Millions)
	2010	2011
Land	¥16,152	16,138
Buildings	28,115	28,156
Machinery and equipment	14,222	14,638
Tools, furniture and fixtures	14,737	14,130
Construction in progress	45	42

	73,271	73,104
Less accumulated depreciation	40,390	41,226

	¥32,881	31,878

Depreciation expense was ¥8,035 million, ¥4,101 million and ¥3,977 million for the years ended March 31, 2009, 2010 and 2011, respectively.

During the fourth quarter of the year ended March 31, 2009, Advantest made significant adverse changes to its business forecast and cash flows to be generated by its non-memory semiconductors test system business and mechatronics system business in the future mainly reflecting the deteriorated semiconductor markets including bankruptcy of major semiconductor manufacturers as well as an anticipation for a delayed recovery in the market. Accordingly, Advantest evaluated the carrying value of the long-lived assets related to its non-memory test system business and mechatronics business by projecting undiscounted cash flows of the applicable asset groups. Based on this evaluation, Advantest determined that certain long-lived assets were no longer recoverable and were in fact impaired, and wrote them down to their estimated fair value. The specific long-lived assets included in the impaired asset groups consisted of production facilities with land, buildings, machinery and equipment, tools, furniture and fixtures that were held and used primarily in our non-memory test systems and mechatronics businesses. The amounts of the impairment losses for those long-lived assets included in cost of sales and operating expenses in the accompanying consolidated statements of operations were ¥5,142 million and ¥7,943 million, respectively. Impairment losses were measured as the amount by which the carrying amount of a long lived asset exceeds its fair value. Fair value was determined by using present value techniques mainly based on expected future cash flows to be generated by those asset groups, discounted at the risk-free interest rate.

Intangible Assets	12 Months Ended
Mar. 31, 2011
Intangible Assets
Intangible Assets

(6) Intangible Assets

The components of acquired intangible assets excluding goodwill at March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010		2011
	Gross carrying amount	Accumulated amortization	Gross carrying amount	Accumulated amortization
Intangible assets subject to amortization:
Software	¥2,929	2,366	¥2,338	1,698
Other	50	37	54	44

Total	¥2,979	2,403	¥2,392	1,742

Intangible assets not subject to amortization at March 31, 2010 and 2011 were insignificant.

Aggregate amortization expense for the years ended March 31, 2009, 2010 and 2011 was ¥684 million, ¥213 million and ¥232 million, respectively. Estimated amortization expense for the next five years ending March 31 is: ¥224 million in 2012, ¥189 million in 2013, ¥110 million in 2014, ¥32 million in 2015, and ¥15 million in 2016, respectively.

Goodwill is related to the semiconductor and component test system segment. Changes in the carrying amount of goodwill for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen (Millions)
	2009	2010	2011
Balance at beginning of year	¥1,426	645	645
Impairment loss	(781)	—	—

Balance at end of year	¥645	645	645

Advantest experienced a significant decline in purchase orders of testers due to further deterioration of the semiconductor market during the fourth quarter of the year ended March 31, 2009. This sharp decline was not expected to recover in the near term. Consequently, this led to an impairment of our goodwill for a reporting unit, and we wrote it down to its estimated fair value. Fair value was measured primarily utilizing discounted cash flow valuation techniques. The amount of the impairment loss was ¥781 million, which was included in restructuring and impairment charges on the consolidated statements of operations, and the consolidated statements of cash flows for the year ended March 31, 2009. Advantest performed its annual impairment test for goodwill at the reporting unit level and identified no impairment at March 31, 2010 and 2011.

Investment Securities	12 Months Ended
Mar. 31, 2011
Investment Securities
Investment Securities

(7) Investment Securities

Debt and marketable equity securities are classified as available-for-sale securities. The acquisition cost, gross unrealized gains, gross unrealized losses and fair value at March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010
	Equity securities	Debt securities	Total
Noncurrent:
Available-for-sale:
Acquisition cost	¥2,833	411	3,244
Gross unrealized gains	1,468	—	1,468
Gross unrealized losses	69	—	69

Fair value	¥4,232	411	4,643

	Yen (Millions)
	2011
	Equity securities	Debt securities	Total
Noncurrent:
Available-for-sale:
Acquisition cost	¥4,309	—	4,309
Gross unrealized gains	1,455	—	1,455
Gross unrealized losses	156	—	156

Fair value	¥5,608	—	5,608

Equity securities consist primarily of stocks issues by Japanese listed companies. Debt securities were redeemable at the option of Advantest, and had no contractual maturity. During the year ended March 31, 2011, all of the outstanding debt securities that were redeemable at the option of Advantest were transferred to non-marketable equity securities due to a conversion into non-marketable common stocks.

Proceeds from the sale of available-for-sale securities for the year ended March 31, 2009 were ¥30 million. No gross gains were realized on the sale of available-for-sale securities for the year ended March 31, 2009. Gross realized losses on available-for-sales securities for the year ended March 31, 2009 were ¥28 million. No proceeds from the sale of available-for-sale securities and no gross gains and losses were realized on the sale of available-for-sale securities for the year ended March 31, 2010. Proceeds from the sale of available-for-sale securities and gross realized gains on the sale of available-for-sale securities for the year ended March 31, 2011 were insignificant. No gross losses were realized on the sale of available-for-sale securities for the year ended March 31, 2011.

Net realized gains and losses of the sale of available-for-sale securities are based on the averaged cost method and are included in "other income (expense)" in the consolidated statements of operations.

For the years ended March 31, 2009, 2010 and 2011, Advantest recognized impairment losses of ¥3,022 million, ¥57 million and ¥426 million, respectively, on available-for-sale securities, which were considered other-than-temporarily impaired and wrote them down to the fair value.

Gross unrealized losses on available-for-sale securities and the fair value of the related securities, aggregated by length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2010 and 2011, were as follows:

	Yen (Millions)
	2010
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥740	69	2	0

	Yen (Millions)
	2011
	Less than 12 months		12 months or longer
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Noncurrent:
Available-for-sale:
Equity securities	¥2,019	130	237	26

Advantest maintains non-marketable equity securities, which are recorded at cost. The carrying amounts of non-marketable equity securities were ¥3,434 million and ¥1,824 million at March 31, 2010 and 2011, respectively. For certain non-marketable equity securities which Advantest identified events or changes in circumstances that might have had significant adverse effect on the fair value of the investments, the fair value approximates the carrying value. Advantest had not estimated the fair value of other non-marketable equity securities aggregating ¥1,417 million and ¥1,812 million at March 31, 2010 and 2011, respectively, since it was not practicable to estimate the fair value of the investments. It was because of the lack of readily determinable fair values and difficulty in estimating fair value without incurring excessive cost. Non-marketable equity securities that had impairment indicators were evaluated to determine whether the investments were impaired and the impairment, if any, was other than temporary. For the years ended March 31, 2009, 2010 and 2011, non-marketable equity securities with a purchase cost of ¥1,104 million, ¥376 million and ¥98 million were written down to their fair value of ¥616 million, ¥117 million and ¥12 million, resulting in an other-than-temporary impairment charge of ¥488 million, ¥259 million and ¥86 million, respectively, which was included in impairment losses on investment securities in the accompanying consolidated statements of operations.

Derivative Financial Instruments	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments
Derivative Financial Instruments

(8) Derivative Financial Instruments

Derivatives

Advantest uses foreign exchange forward contracts and currency options to manage currency exposure, resulting from changes in foreign currency exchange rates, on trade receivables. However, these contracts do not qualify for hedge accounting since they do not meet the hedging criteria specified in U.S. GAAP.

Foreign exchange contracts generally have terms of several months. These contracts are used to reduce Advantest's risk associated with exchange rate fluctuations, as gains and losses on these contracts are intended to offset exchange losses and gains on underlying exposures. Changes in fair value of foreign exchange contracts are recognized in earnings under the caption of other income (expense).

Advantest does not, as a matter of policy, enter into derivative transactions for the purpose of speculation.

Advantest had foreign exchange contracts to exchange currencies among Japanese yen, US dollar and Euro at March 31, 2010 and 2011. The notional amounts of these contracts at March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010	2011
Foreign exchange contracts	¥3,041	608

The fair value of derivative instruments not designated as hedging instruments under U.S. GAAP at March 31, 2010 and 2011 was as follows:

	Yen (Millions)
	2010		2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Assets
Foreign exchange contracts	Other current assets	¥0	Other current assets	¥24

Liabilities
Foreign exchange contracts	Other current liabilities	¥29	Other current liabilities	¥6

A loss of ¥278 million was recognized in earnings on foreign exchange contracts, which was included in other income (expense) for the three months ended March 31, 2009.

The effect of derivative instruments not designated as hedging instruments under U.S. GAAP on consolidated statements of operations for the years ended March 31, 2010 and 2011 was as follows:

	Location of gain (loss) recognized in income on derivatives	Yen (Millions)
		Amount of gain (loss) recognized in income on derivatives
		2010	2011
Foreign exchange contracts	Other income (expense)	¥361	223

Concentration of credit risk

Derivative financial instruments contain an element of risk in the event the counterparties are unable to meet the terms of the agreements. However, Advantest minimizes risk exposure by limiting the counterparties to major international banks and financial institutions meeting established credit guidelines. Management of Advantest does not expect any counterparty to default on its obligations and, therefore, does not expect to incur any losses due to counterparty default on its obligations.

Advantest generally does not require or place collateral for these derivative financial instruments.

Fair Value Measurement	12 Months Ended
Mar. 31, 2011
Fair Value Measurement
Fair Value Measurement

(9) Fair Value Measurement

Disclosure about the fair value of Financial Instruments

The following table presents the carrying amounts and estimated fair values of Advantest's financial instruments at March 31, 2010 and 2011, except for cash and cash equivalents, short-term investments, trade receivables, other current assets, trade accounts payable, accrued expenses and other current liabilities for which fair value approximate their carrying amounts. Fair value estimates are made at a specific point in time based on relevant market information and information about the financial instrument. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

	Yen (Millions)
	2010		2011
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets:
Investment securities
Available-for-sale securities	¥4,643	4,643	¥5,608	5,608
Foreign exchange contracts	0	0	24	24
Financial liabilities:
Foreign exchange contracts	29	29	6	6

The carrying amounts of available-for-sale securities are included in the consolidated balance sheets under investment securities. The carrying amounts of foreign exchange contracts are included in other current assets and other current liabilities.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments:

Cash and cash equivalents, short-term investments, trade receivables, other current assets, trade accounts payable, accrued expenses and other current liabilities: The carrying amounts approximate fair value because of the short maturity of these instruments.

Available-for-sale securities: The fair values of available-for-sale equity securities are based on quoted market prices at the reporting date for those investments. The fair values of available-for-sale debt securities are based on unobservable inputs as the market for the assets was not active at the measurement date.

Foreign exchange contracts: The fair value of foreign exchange contracts are estimated by obtaining quotes from financial institutions.

Fair Value Hierarchy

US GAAP defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally the inputs to valuation techniques used to measure fair value are prioritized into the following three levels:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2—Observable inputs other than quoted prices included within Level 1 for the asset or liability, either directly or indirectly.

Level 3—Unobservable inputs for the asset or liability.

Assets / Liabilities Measured at Fair Value on a Recurring Basis

As of March 31, 2010 and 2011, carrying amount of financial assets and liabilities that were measured at fair value on a recurring basis by level was as follows:

		Yen (Millions)
		Fair Value Measurements at March 31, 2010
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets
Available-for-sale equity securities	4,232	4,232	—	—
Available-for-sale debt securities	411	—	—	411
Foreign exchange contracts	0	—	0	—

Total assets measured at fair value	4,643	4,232	0	411

Financial Liabilities
Foreign exchange contracts	29	—	29	—

Total liabilities measured at fair value	29	—	29	—

		Yen (Millions)
		Fair Value Measurements at March 31, 2011
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets
Available-for-sale equity securities	5,608	5,608	—	—
Foreign exchange contracts	24	—	24	—

Total assets measured at fair value	5,632	5,608	24	—

Financial Liabilities
Foreign exchange contracts	6	—	6	—

Total liabilities measured at fair value	6	—	6	—

The table does not include assets and liabilities which are measured at historical cost or any basis other than fair value. Advantest's financial assets and liabilities measured at fair value consist of available-for-sale debt and equity securities and foreign exchange contracts. Adjustments to fair value of available-for-sale debt and equity securities are recorded as an increase or decrease, net of tax, in accumulated other comprehensive income (loss) except where losses are considered to be other than temporary, in which case the losses are recorded in impairment losses on investment securities. Changes in fair value of foreign exchange contracts are recognized in earnings under the caption of other income (expense).

Changes in the Level 3 financial assets and liabilities measured on a recurring basis for the years ended March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010
	Debt Securities	Total
Balance at beginning of year	¥—	—
Purchases, issuances and settlements	411	411

Balance at end of year	¥411	411

	Yen (Millions)
	2011
	Debt Securities	Total
Balance at beginning of year	¥411	411
Other comprehensive income (loss)	(43)	(43)
Transfers out of Level 3	(368)	(368)

Balance at end of year	¥—	—

During the year ended March 31, 2011, debt securities that were redeemable at the option of Advantest were transferred out of Level 3 due to a conversion into non-marketable common stocks.

Assets / Liabilities Measured at Fair Value on a Nonrecurring Basis

As of March 31, 2010 and 2011, carrying amount of financial assets and liabilities, which were measured at fair value on a nonrecurring basis by level during the years ended March 31, 2010 and 2011, was as follows:

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2010
		Fair Value Measurements at March 31, 2010
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Financial Assets
Non-marketable equity securities	117	—	—	117	(259)

Total gains (losses) for assets held as of March 31, 2010					(259)

		Yen (Millions)			Total gains (losses) for the year ended March 31, 2011
		Fair Value Measurements at March 31, 2011
	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets
Non-marketable equity securities	12	—	—	12	(86)

Total gains (losses) for assets held as of March 31, 2011					(86)

The fair value of non-marketable equity securities is based on quoted prices in markets that are not active at the reporting date, or present value of expected future cash flows for those investments.

Leases-Lessor	12 Months Ended
Mar. 31, 2011
Leases-Lessor
Leases-Lessor

(10) Leases—Lessor

Advantest provides leases that enable its customers to use semiconductor test systems. All leases are classified as operating leases. Lease terms range from 1 year to 5 years, and certain of the lease agreements are cancelable. The gross amount of machinery and equipment and the related accumulated depreciation under operating leases as of March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010	2011
Machinery and equipment	¥5,738	6,577
Less accumulated depreciation	3,842	4,640

	¥1,896	1,937

Depreciation of machinery and equipment held under operating leases is included with depreciation expense. These assets are included in property, plant and equipment.

Future minimum lease income under noncancelable operating leases as of March 31, 2011 is as follows:

Year ending March 31	Yen (Millions)
2012	¥1,008
2013	599
2014	213

Total minimum lease income	¥1,820

Leases-Lessee	12 Months Ended
Mar. 31, 2011
Leases-Lessee
Leases-Lessee

(11) Leases—Lessee

Advantest has several noncancelable operating leases, primarily for office space and office equipment. Rent expense, including rental payments for cancelable leases, for the years ended March 31, 2009, 2010 and 2011 was ¥1,618 million, ¥1,227 million and ¥1,122 million, respectively.

Future minimum lease payments under noncancelable operating leases (with initial or remaining lease terms in excess of one year) as of March 31, 2011 are as follows:

Year ending March 31	Yen (Millions)
2012	¥288
2013	204
2014	166
2015	123
2016	123
Thereafter	135

Total minimum lease payments	¥1,039

Income Taxes	12 Months Ended
Mar. 31, 2011
Income Taxes
Income Taxes

(12) Income Taxes

The components of income before income taxes and equity in earnings (loss) of affiliated company and provision (benefit) for income taxes as shown in the consolidated statements of operations were as follows:

	Yen (Millions)
	2009	2010	2011
Income before income taxes and equity in earnings (loss) of affiliated company:
The Company and domestic subsidiaries	¥(55,246)	(13,376)	(1,130)
Foreign subsidiaries	2,485	3,450	6,681

	¥(52,761)	(9,926)	5,551

	Yen (Millions)
	2009	2010	2011
Provision (benefit) for income taxes:
Current:
The Company and domestic subsidiaries	¥(281)	856	813
Foreign subsidiaries	2,369	818	1,160
Deferred:
The Company and domestic subsidiaries	19,509	(272)	330
Foreign subsidiaries	397	55	49

	¥21,994	1,457	2,352

The Company and its domestic subsidiaries are subject to a number of income taxes, which in the aggregate resulted in statutory income tax rate of 40.4%, 40.5% and 40.4% for the years ended March 31, 2009, 2010 and 2011, respectively.

A reconciliation of the Japanese statutory income tax rate and the effective income tax rate as a percentage of income before income taxes was as follows:

	2009	2010	2011
Statutory tax rate	40.4%	40.5%	40.4%
Increase (decrease) in income taxes resulting from:
Earnings of foreign subsidiaries taxed at different rate from the statutory rate in Japan	(0.7)	2.1	(16.2)
Tax credits	4.2	(5.5)	(13.7)
Expenses not deductible for tax purposes	(0.3)	(0.8)	2.6
Expiration of stock options	—	—	11.0
Undistributed earnings of foreign subsidiaries	2.2	1.1	3.8
Change in valuation allowance	(85.5)	(52.3)	13.0
Other, net	(2.0)	0.2	1.5

	(41.7)%	(14.7)%	42.4%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities at March 31, 2010 and 2011 were presented below.

	Yen (Millions)
	2010	2011
Deferred tax assets:
Inventories	¥5,682	4,356
Accrued warranty expenses	1,092	681
Accrued pension and severance costs	5,621	5,732
Accrued expenses	988	1,557
Research and development expenses capitalized for tax purposes	3,362	2,245
Operating loss carryforwards	27,231	30,352
Property, plant and equipment and intangible assets	4,355	3,315
Tax credits	3,012	3,616
Other	1,579	1,626

Total gross deferred tax assets	52,922	53,480
Less valuation allowance	(51,289)	(52,082)

Net deferred tax assets	1,633	1,398

Deferred tax liabilities:
Net unrealized gains on marketable securities	(587)	(528)
Undistributed earnings of foreign subsidiaries	(2,354)	(2,567)
Other	—	(22)

Total gross deferred tax liabilities	(2,941)	(3,117)

Net deferred tax assets (liabilities)	¥(1,308)	(1,719)

At March 31, 2010 and 2011, deferred tax liabilities were provided for all foreign subsidiaries with undistributed earnings.

Included in other current assets and other assets were deferred tax assets of ¥543 million and ¥354 million at March 31, 2010 and 2011, respectively.

Included in other current liabilities and other liabilities were deferred tax liabilities of ¥1,851 million and ¥2,073 million at March 31, 2010 and 2011, respectively.

At March 31, 2011, Advantest had total net operating loss carry forwards for income tax purposes of ¥75,308 million which are available to reduce future income taxes. Operating losses of ¥74,646 million attributable to the Company and domestic subsidiaries in Japan will expire during the years ending March 31, 2015 and 2018. Other net operating losses of ¥654 million have no expiration dates and other net operating losses of ¥8 million will expire during the years ending March 31, 2014 and 2016. Net operating loss carryforwards utilized during the years ended March 31, 2010 and 2011 were ¥2,421 million and ¥554 million, respectively. There was no utilized amount during the year ended March 31, 2009.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. Based upon projections for future taxable income over the periods in which the deferred tax assets are deductible including management's expectations of future semiconductor market and semiconductor and component test systems market prospects and other factors, management believes it is more likely than not that Advantest will realize the benefits of these deductible differences, net of valuation allowance.

The changes in valuation allowance for the years ended March 31 were as follows:

	Yen (Millions)
	2009	2010	2011
Balance at beginning of year	¥—	48,015	51,289
Additions	48,015	3,274	793
Reductions	—	—	—

Balance at end of year	¥48,015	51,289	52,082

During the fiscal year ended March 31, 2009, Advantest established a valuation allowance as deferred tax assets were no longer considered to be realizable based upon projections for future taxable income over which the deferred tax assets were deductible. For the year ended March 31, 2010, valuation allowance increased primarily due to an increase in net operating loss carryforwards, which partially offset by decreases in deferred tax assets associated with inventory and property, plant and equipment. For the year ended March 31, 2011, valuation allowance increased primarily due to an increase in net operating loss carryforwards, which partially offset by decreases in deferred tax assets associated with inventory and research and development expenses capitalized for tax purposes.

The amount of the deferred tax assets considered realizable, however, could be changed in the near term if estimates of future taxable income are revised and the effect on the company's consolidated financial position and results of operations could be significant.

There were no unrecognized tax benefits for the years ended March 31, 2009, 2010 and 2011.

Although Advantest believes its estimates and assumptions of unrecognized tax benefits are reasonable, uncertainty regarding the final determination of tax audit settlements and any related litigation could affect the effective tax rate in the future periods. Advantest did not have any unrecognized tax benefits that would affect the effective tax rate. As of March 31, 2011, Advantest did not expect changes in its tax positions that would significantly increase or decrease unrecognized tax benefits within next 12 months.

Advantest files income tax returns in Japan and various foreign tax jurisdictions. As of March 31, 2011, Advantest had open tax years beginning April 1, 2007 for Japan, 2009 for Taiwan, and 2007 for the United States.

Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2011
Other Comprehensive Income (Loss)
Other Comprehensive Income (Loss)

(13) Other Comprehensive Income (Loss)

The accumulated balances for each classification of other comprehensive income (loss), net of tax, for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen (Millions)
	Foreign currency translation adjustments	Net unrealized gains (losses) on securities	Pension related adjustment	Accumulated other comprehensive income (loss)
Balance at March 31, 2008	¥(7,100)	300	(815)	(7,615)

Change during the year	(1,793)	(2,062)	(4,701)	(8,556)
Reclassification adjustments for realized portion	—	1,818	(234)	1,584

	(1,793)	(244)	(4,935)	(6,972)

Balance at March 31, 2009	¥(8,893)	56	(5,750)	(14,587)

Change during the year	(2,614)	742	1,241	(631)
Reclassification adjustments for realized portion	—	34	325	359

	(2,614)	776	1,566	(272)

Balance at March 31, 2010	¥(11,507)	832	(4,184)	(14,859)

Change during the year	(3,231)	(311)	(401)	(3,943)
Reclassification adjustments for realized portion	—	252	280	532

	(3,231)	(59)	(121)	(3,411)

Balance at March 31, 2011	¥(14,738)	773	(4,305)	(18,270)

The related tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen (Millions)
	Before-tax amount	Tax (expense) or benefit	Net-of-tax amount
Year ended March 31, 2009:
Foreign currency translation adjustments	¥(1,793)	—	(1,793)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(3,459)	1,397	(2,062)
Less reclassification adjustments for net gains (losses) realized in earnings	3,050	(1,232)	1,818

Net unrealized gains (losses)	(409)	165	(244)
Pension related adjustment	(4,935)	—	(4,935)
Other comprehensive income (loss)	¥(7,137)	165	(6,972)

Year ended March 31, 2010:
Foreign currency translation adjustments	¥(2,614)	—	(2,614)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	1,224	(482)	742
Less reclassification adjustments for net gains (losses) realized in earnings	57	(23)	34

Net unrealized gains (losses)	1,281	(505)	776
Pension related adjustment	1,566	—	1,566
Other comprehensive income (loss)	¥233	(505)	(272)

Year ended March 31, 2011:
Foreign currency translation adjustments	¥(3,231)	—	(3,231)
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) arising during the year	(540)	229	(311)
Less reclassification adjustments for net gains (losses) realized in earnings	423	(171)	252

Net unrealized gains (losses)	(117)	58	(59)
Pension related adjustment	(121)	—	(121)
Other comprehensive income (loss)	¥(3,469)	58	(3,411)

Stock-Based Compensation	12 Months Ended
Mar. 31, 2011
Stock-Based Compensation
Stock-Based Compensation

(14) Stock-Based Compensation

Advantest has stock-based compensation plans using stock options as incentive plans for directors, executive officers, corporate auditors and selected employees.

In July 2004, stock options were issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 1,522,000. Options were granted with an exercise price of ¥3,732 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options had an exercise period of 4 years and were exercisable from April 1, 2005.

In November 2004, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 8,000. Options were granted with an exercise price of ¥3,732 per share that was equal to the exercise price of the July 2004 options. The options had an exercise period of 4 years and were exercisable from April 1, 2005.

In April 2005, stock options were issued to certain employees of the Company and its foreign subsidiary under a stock option plan approved by the Board of Directors. The number of granted shares totaled 8,000. Options were granted with an exercise price of ¥3,732 per share that was equal to the exercise price of the July 2004 options. The options had an exercise period of 4 years and were exercisable from April 1, 2005.

In July 2005, stock options were issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 1,518,000. Options were granted with an exercise price of ¥4,300 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options had an exercise period of 4 years and were exercisable from April 1, 2006.

In December 2005, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 16,000. Options were granted with an exercise price of ¥4,300 per share that was equal to the exercise price of the July 2005 options. The options had an exercise period of 4 years and were exercisable from April 1, 2006.

In February 2006, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 3,980. Options were granted with an exercise price of ¥6,702 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant, (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant and (3) ¥4,300 per share that was equal to the exercise price of the July 2005 options. The options had an exercise period of 4 years and were exercisable from April 1, 2006.

In July 2006, stock options were issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 1,578,000. Options were granted with an exercise price of ¥5,880 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options had an exercise period of 4 years and were exercisable from April 1, 2007.

In December 2006, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 8,000. Options were granted with an exercise price of ¥6,218 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant, (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant and (3) ¥5,880 per share that was equal to the exercise price of the July 2006 options. The options had an exercise period of 4 years and were exercisable from April 1, 2007.

In July 2007, stock options were issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 777,000. Options were granted with an exercise price of ¥5,563 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options have an exercise period of 4 years and are exercisable from April 1, 2008.

In September 2007, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 2,000. Options were granted with an exercise price of ¥5,563 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant, (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant and (3) ¥5,563 per share that was equal to the exercise price of the July 2007 options. The options have an exercise period of 4 years and are exercisable from April 1, 2008.

In February 2008, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 1,000. Options were granted with an exercise price of ¥5,563 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant, (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant and (3) ¥5,563 per share that was equal to the exercise price of the July 2007 options. The options have an exercise period of 4 years and are exercisable from April 1, 2008.

In July 2008, stock options were issued to directors, executive officers, corporate auditors and certain employees of the Company and its subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 704,000. Options were granted with an exercise price of ¥2,653 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options have an exercise period of 4 years and are exercisable from April 1, 2009.

In April 2009, stock options were issued to certain employees of foreign subsidiaries under a stock option plan approved by the Board of Directors. The number of granted shares totaled 12,000. Options were granted with an exercise price of ¥2,653 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant, (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant and (3) ¥2,653 per share that was equal to the exercise price of the July 2008 options. The options have an exercise period of 4 years and are exercisable from May 1, 2009.

In July 2009, stock options were issued to directors, executive officers and corporate auditors of the Company under a stock option plan approved by the Board of Directors. The number of granted shares totaled 338,000. Options were granted with an exercise price of ¥1,844 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options have an exercise period of 4 years and are exercisable from April 1, 2010.

In July 2010, stock options were issued to directors, executive officers and corporate auditors of the Company under a stock option plan approved by the Board of Directors. The number of granted shares totaled 308,000. Options were granted with an exercise price of ¥2,089 per share that was equal to the higher of (1) 1.05 times the average price of the Company's common shares of the preceding month on the date of grant and (2) the closing price of the Company's common shares traded on the Tokyo Stock Exchange on the date of grant. The options have an exercise period of 4 years and are exercisable from April 1, 2011.

The exercise price of the stock options is subject to adjustment, if there is a stock split or consolidation of shares, or if new shares are issued or treasury stocks are sold at a price that is less than the market price.

Stock option activity during the years ended March 31, 2009, 2010 and 2011 was as follows:

	2009		2010		2011
	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price	Number of shares	Weighted average exercise price
Outstanding at beginning of year	4,515,980	¥4,940	3,938,980	¥4,804	3,060,000	¥4,647
Granted	704,000	2,653	350,000	1,872	308,000	2,089
Expired	(836,000)	3,732	(1,117,980)	4,309	(1,262,000)	5,881
Forfeited	(445,000)	4,798	(111,000)	4,854	(158,000)	5,287

Outstanding at end of year	3,938,980	4,804	3,060,000	4,647	1,948,000	3,392

Exercisable at end of year	3,265,980	¥5,247	2,722,000	¥4,995	1,640,000	¥3,636

Stock based compensation expense recognized was ¥248 million, ¥143 million and ¥165 million, which was included in selling, general and administrative expenses for the years ended March 31, 2009, 2010 and 2011, respectively. The recognized tax benefits were ¥76 million, ¥53 million and ¥61 million for the years ended March 31, 2009, 2010 and 2011, respectively. In addition, the stock options, granted during the fiscal year ended March 31, 2007 subsequent to a change in Japanese tax law effective April 1, 2006, expired unused during the fiscal year ended March 31, 2011, and the related deferred tax assets of ¥610 million were reversed. As of March 31, 2009, 2010 and 2011, a valuation allowance was recorded against substantially all related deferred tax assets.

The weighted average fair value per share for stock options that were granted during the years ended March 31, 2009, 2010 and 2011 were ¥369, ¥409 and ¥535, respectively. These figures were calculated based on the Black Scholes option pricing model by using the following weighted average estimates:

	2009	2010	2011
Expected dividend yield	2.1%	2.6%	1.6%
Risk free interest rate	0.9%	0.5%	0.2%
Volatility	37.4%	45.3%	45.4%
Expected life	3.7 years	3.8 years	3.9 years

No stock options were exercised for the years ended March 31, 2009, 2010 and 2011. The total fair value of shares vested during the years ended March 31, 2009, 2010 and 2011 was ¥858 million, ¥251 million and ¥141 million, respectively. No intrinsic value of options exercised was recognized for the years ended March 31, 2009, 2010 and 2011.

At March 31, 2011, all of the outstanding stock options were as follows:

	Outstanding			Exercisable
Exercise price	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
¥1,844 - ¥2,653	1,300,000	2,309	2.7 years	992,000	2,377	2.4 years
¥5,563 - ¥6,218	648,000	5,563	1.0 years	648,000	5,563	1.0 years

	1,948,000	3,392	2.2 years	1,640,000	3,636	1.8 years

At March 31, 2011, there was no aggregate intrinsic value for the options outstanding and exercisable.

Accrued Pension and Severance Costs	12 Months Ended
Mar. 31, 2011
Accrued Pension and Severance Costs
Accrued Pension and Severance Costs

(15) Accrued Pension and Severance Costs

The Company and certain of its subsidiaries have unfunded retirement and severance plans (point-based benefits system). Under a point-based benefits system, the benefits are calculated based on accumulated points allocated to employees each year according to their job classification and their performance.

The Company and its subsidiaries also have a defined benefit corporate pension plan covering substantially all employees. Under the cash balance pension plan, the benefits are calculated based on accumulated points allocated to employees each year according to their job classification and their performance with a certain interest rate calculated based on the upper and lower limit of a market interest rate.

Information about the retirement and severance plans of Advantest for the years ended March 31 was as follows:

	Yen (Millions)
	2009	2010	2011
Components of net periodic benefit cost:
Service cost	¥1,419	1,309	1,361
Interest cost	700	745	724
Expected return on plan assets	(343)	(280)	(486)
Amortization of unrecognized:
Net actuarial (gain) or loss	284	560	487
Prior service (benefit) cost	(210)	(176)	(176)
Other	137	—	—

Net periodic benefit cost	¥1,987	2,158	1,910

The following table sets forth the plans' benefit obligation, fair value of plan assets, funded status at March 31, 2010 and 2011.

	Yen (Millions)
	2010	2011
Change in benefit obligation:
Balance at beginning of year	¥32,805	33,331
Service cost	1,309	1,361
Interest cost	745	724
Actuarial (gain) or loss	(82)	(417)
Benefits paid	(1,446)	(484)

Balance at end of year	33,331	34,515

Change in plan assets:
Balance at beginning of year	18,691	19,427
Employer contributions	689	1,606
Actual return on plan assets	1,440	(331)
Benefits paid	(1,393)	(420)

Balance at end of year	19,427	20,282

Funded status	¥(13,904)	(14,233)

Amounts recognized in the consolidated balance sheets at March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010	2011
Accrued expenses	¥(139)	(164)
Accrued pension and severance costs	(13,765)	(14,069)

	(13,904)	(14,233)

Pension related adjustments (net of tax) recognized in accumulated other comprehensive income (loss) at March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010	2011
Actuarial loss	¥(5,153)	(5,185)
Prior service benefit	969	880

	(4,184)	(4,305)

Changes in pension related adjustments (net of tax) recognized in other comprehensive income (loss) for the year ended March 31, 2010 and 2011 were summarized as follows:

	Yen (Millions)
	2010	2011
Current year actuarial gain (loss)	¥1,241	(401)
Amortization of actuarial gain	333	369
Amortization of prior service benefit and other	(8)	(89)

	1,566	(121)

The estimated prior service cost and actuarial loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next year are summarized as follow:

Yen (Millions)
Actuarial loss	¥512
Prior service benefit	(176)

336

Pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2010 and 2011 were summarized as follows:

	Yen (Millions)
	2010	2011
Projected benefit obligation	¥33,331	34,515
Accumulated benefit obligation	32,461	33,685
Fair value of plan assets	19,427	20,282

Other information about the retirement and severance plans of Advantest was as follows:

Measurement date:

The measurement date for the pension plans is March 31.

Assumptions:

Weighted-average assumptions used to determine benefit obligations as of March 31:

	2010	2011
Discount rate	2.2%	2.2%
Rate of compensation increase	3.0%	3.0%

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	2009	2010	2011
Discount rate	2.1%	2.3%	2.2%
Expected return on plan assets	1.5%	1.5%	2.5%
Rate of compensation increase	3.0%	3.0%	3.0%

Advantest determines the expected return based on the asset portfolio, historical returns and estimated future returns.

Plan assets:

Advantest's investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants by attaining necessary long-term total returns on plan assets. Taking into consideration the expected returns, associated risks and correlations of returns between asset categories in plan assets, Advantest determines an optimal combination of equity, debt securities and other investments as Policy Asset Allocation ("PAA"). Plan assets are invested in accordance with PAA with mid-term to long-term viewpoint, which is revised periodically to the extent considered necessary to achieve the expected long-term rate of return on plan assets.

Advantest's domestic benefit plans' weighted-average asset allocation at March 31, 2010 and 2011 by asset category were as follows:

	2010	2011	Target
Equity securities	45.8%	45.3%	45.0%
Debt securities	29.4	24.9	30.0
Cash	2.0	9.5	2.0
Life insurance company general accounts	10.3	11.7	10.0
Other	12.5	8.6	13.0

	100.0%	100.0%	100.0%

The three levels of inputs that may be used to measure fair value of plan assets are as follows:

Level 1: Quoted prices (unadjusted) in active markets for identical assets.

Level 2: Observable inputs other than quoted prices included within Level 1 for the assets, either directly or indirectly.

Level 3: Unobservable inputs for the assets.

		Yen (Millions)
		Fair Value Measurements at March 31, 2010
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	384	384	—	—
Equity securities:
Japanese companies	1,570	1,570	—	—
Pooled funds (a)	7,319	—	7,319	—
Debt securities:
Pooled funds (b)	5,716	—	5,716	—
Hedge funds (c)	2,433	—	301	2,132
Life insurance company general accounts	2,005	—	2,005	—

Total	19,427	1,954	15,341	2,132

(a)	These funds invested in listed equity securities consisting of approximately 65% Japanese listed companies and 35% foreign listed companies. This category included both long and short positions aggregating ¥2,486 million, invested in Japanese listed companies' equity.
(b)	These funds invested in approximately 45% Japanese government bonds, 40% foreign government bonds, 10% Japanese municipal bonds, and 5% Japanese corporate bonds.
(c)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity and others.

		Yen (Millions)
		Fair Value Measurements at March 31, 2011
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	1,929	1,929	—	—
Equity securities:
Japanese companies	1,436	1,436	—	—
Pooled funds (d)	7,756	—	7,756	—
Debt securities:
Pooled funds (e)	5,044	—	5,044	—
Hedge funds (f)	1,736	—	303	1,433
Life insurance company general accounts	2,381	—	2,381	—

Total	20,282	3,365	15,484	1,433

(d)	These funds invested in listed equity securities consisting of approximately 60% Japanese listed companies and 40% foreign listed companies. This category included both long and short positions aggregating ¥2,249 million, invested in Japanese listed companies' equity.
(e)	These funds invested in approximately 45% foreign government bonds, 40% Japanese government bonds, 10% Japanese municipal bonds, and 5% Japanese corporate bonds.
(f)	These hedge funds invested in stock price index futures / options, bond futures / options, bonds and private equity and others.

Level 1 assets are comprised principally of listed equity securities, which are valued based on quoted market prices at the reporting date for those investments.

Level 2 assets are comprised principally of pooled funds and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsors of the funds. Investments in life insurance company general accounts are valued at conversion value.

Level 3 assets are comprised of hedge funds, which are valued at their net asset values that are calculated by the sponsors of the funds.

Changes in the Level 3 plan assets for the year ended March 31, 2010 and 2011 were as follows:

	Yen (Millions)
	2010
	Hedge funds	Total
Balance at beginning of year	¥1,248	1,248
Net realized / unrealized gain (loss)	90	90
Purchases, issuances and settlements	794	794
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥2,132	2,132

	Yen (Millions)
	2011
	Hedge funds	Total
Balance at beginning of year	¥2,132	2,132
Net realized / unrealized gain (loss)	97	97
Purchases, issuances and settlements	(796)	(796)
Transfer in and / or out of Level 3	—	—

Balance at end of year	¥1,433	1,433

Cash flows:

Advantest expects to contribute ¥1,719 million to its domestic defined benefit plans during the year ending March 31, 2012.

Estimated future benefit payments:

The following benefit payments, which reflect expected future service, as appropriate, are estimated as follows:

Year ending March 31	Yen (Millions)
2012	¥717
2013	871
2014	912
2015	928
2016	1,010
2017 through 2021	7,351

During the fourth quarter of the year ended March 31, 2009, Advantest offered its employees an early retirement program and employees who applied the program terminated their services prior to March 31, 2009. Advantest recognized a liability and an expense when the employees accepted the offer and the amount was reasonably estimated. Accordingly, Advantest recorded a voluntary termination benefit of ¥5,064 million, which was included in restructuring and impairment charges in the accompanying consolidated statements of operations for the year ended March 31, 2009.

Stockholders' Equity	12 Months Ended
Mar. 31, 2011
Stockholders' Equity
Stockholders' Equity

(16) Stockholders' Equity

Changes in the number of shares issued and treasury stock during the years ended March 31, 2009, 2010 and 2011 were as follows:

	Total shares of common stock	Shares of treasury stock
Number of shares as of April 1, 2008	199,566,770	20,840,721

Purchase of shares	—	3,497
Sale of shares	—	(920)

Number of shares as of March 31, 2009	199,566,770	20,843,298

Purchase of shares	—	2,112
Sale of shares	—	(232)

Number of shares as of March 31, 2010	199,566,770	20,845,178

Purchase of shares	—	5,449,721
Sale of shares	—	(80)

Number of shares as of March 31, 2011	199,566,770	26,294,819

The Corporation Law of Japan provides that an amount equal to 10% of distributions paid by the Company shall be appropriated as additional paid-in capital or a legal reserve until the total amount of the additional paid-in capital and the legal reserve equals to 25% of common stock. Certain foreign subsidiaries are also required to appropriate their earnings to legal reserves under the laws of the respective countries.

Cash dividends for the years ended March 31, 2009, 2010 and 2011 represent dividends paid out during those years. The accompanying consolidated financial statements do not include any provision for a dividend of ¥5 per share, aggregating ¥866 million for the second-half of the year ended March 31, 2011, subsequently proposed by the Board of Directors.

The amount available for future payment of dividends was determined under the Corporation Law of Japan and amounted to ¥53,291 million at March 31, 2011.

Accrued Warranty Expenses	12 Months Ended
Mar. 31, 2011
Accrued Warranty Expenses
Accrued Warranty Expenses

(17) Accrued Warranty Expenses

Advantest issues contractual product warranties under which it generally guarantees the performance of products delivered and services rendered for a certain period. Changes in accrued warranty expenses for the years ended March 31, 2009, 2010 and 2011 were summarized as follows:

	Yen (Millions)
	2009	2010	2011
Balance at beginning of year	¥3,143	2,811	2,802
Addition	5,260	3,364	2,653
Reduction	(5,564)	(3,372)	(3,693)
Translation adjustments	(28)	(1)	(8)

Balance at end of year	¥2,811	2,802	1,754

Operating Segment and Geographic Information	12 Months Ended
Mar. 31, 2011
Operating Segment and Geographic Information
Operating Segment and Geographic Information

(18) Operating Segment and Geographic Information

Advantest manufactures and sells semiconductor and component test system products and mechatronics-related products such as test handlers and device interfaces. Advantest also engages in research and development activities and provides maintenance and support services associated with these products. Advantest's organizational structure consists of three reportable operating segments, which are the design, manufacturing, and sale of semiconductor and component test systems, mechatronics systems and services, support and others. These reportable operating segments are determined based on the nature of the products and the markets. Segment information is prepared on the same basis that Advantest's management reviews financial information for operational decision making purposes.

The semiconductor and component test system segment provides customers with test system products for the semiconductor industry and the electronic parts industry. Product lines provided in the semiconductor and component test system segment include test systems for memory semiconductors for memory semiconductor devices and test systems for SoC semiconductors for non memory semiconductor devices.

The mechatronics system segment provides product lines such as test handlers, mechatronic-applied products, for handling semiconductor devices, device interfaces that serve as interfaces with the devices that are measured and operations related to nano-technology products.

The services, support and others segment consists of comprehensive customer solutions provided in connection with the above segments, support services, equipment lease business and others.

Fundamental research and development activities and headquarters functions are represented by Corporate.

Reportable operating segment information during the years ended March 31, 2009, 2010 and 2011 was as follows:

	Yen (Millions)
	Semiconductor and Component Test System Business	Mechatronics System Business	Services, Support and Others	Elimination and Corporate	Total
As of and for the year ended March 31, 2009:
Net sales to unaffiliated customers	¥48,629	12,208	15,815	—	76,652
Inter-segment sales	587	2,180	—	(2,767)	—

Net sales	49,216	14,388	15,815	(2,767)	76,652
Depreciation and amortization	3,893	1,813	2,668	345	8,719
Impairment charges to long-lived assets and goodwill	8,491	4,507	606	262	13,866
Operating income (loss) before stock option compensation expenses	(28,914)	(11,865)	(1,099)	(7,331)	(49,209)
Adjustment:
Stock based compensation expense					248

Operating income (loss)					(49,457)
Expenditures for additions to long- lived assets	1,657	1,249	1,606	96	4,608
Total assets	29,449	11,017	10,773	150,820	202,059

As of and for the year ended March 31, 2010:
Net sales to unaffiliated customers	¥30,168	11,219	11,838	—	53,225
Inter-segment sales	2,404	18	—	(2,422)	—

Net sales	32,572	11,237	11,838	(2,422)	53,225
Depreciation and amortization	1,364	470	1,977	503	4,314
Operating income (loss) before stock option compensation expenses	(7,042)	(1,897)	2,175	(4,732)	(11,496)
Adjustment:
Stock based compensation expense					143

Operating income (loss)					(11,639)
Expenditures for additions to long- lived assets	942	396	1,856	231	3,425
Total assets	38,782	10,478	11,474	127,929	188,663

As of and for the year ended March 31, 2011:
Net sales to unaffiliated customers	¥67,070	18,398	14,166	—	99,634
Inter-segment sales	2,263	117	—	(2,380)	—

Net sales	69,333	18,515	14,166	(2,380)	99,634
Depreciation and amortization	1,417	533	1,755	504	4,209
Operating income (loss) before stock option compensation expenses	9,857	(251)	2,133	(5,463)	6,276
Adjustment:
Stock based compensation expense					165

Operating income (loss)					6,111
Expenditures for additions to long-lived assets	1,350	374	1,733	336	3,793
Total assets	53,570	11,780	9,226	105,736	180,312

Adjustments to operating income (loss) in Corporate principally represent corporate general and administrative expenses and research and development expenses related to fundamental research activities that are not allocated to operating segments.

Advantest uses the operating income (loss) before stock option compensation expenses for management's analysis of business segment results.

Additions to long-lived assets included in Corporate consist of purchases of software and fixed assets for general corporate use.

Total assets included in Corporate consist of cash and cash equivalents, assets for general corporate use and assets used for fundamental research activities, which are not allocated to reportable segments.

One customer and its related entities mainly in the semiconductor and component test system segment and the mechatronics system segment accounted for approximately 24%, 20% and 20% of total consolidated net sales for the years ended March 31, 2009, 2010 and 2011, respectively. Other customer accounted for approximately 1%, 2% and 13% for the years ended March 31, 2009, 2010 and 2011, respectively. Another customer accounted for approximately 14%, 6% and 7% for the years ended March 31, 2009, 2010 and 2011, respectively.

Information as to Advantest's net sales and long-lived assets in various geographical areas was as follows:

Net sales to unaffiliated customers for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Yen (Millions)
	2009	2010	2011
Japan	¥24,734	11,976	22,398
Americas	11,759	4,930	9,278
Europe	2,844	2,137	2,252
Asia	37,315	34,182	65,706

Total	¥76,652	53,225	99,634

Net sales to unaffiliated customers are based on the customer's location. Net sales indicated as Asia were generated in Taiwan, Korea and China and others in the amount of ¥10,240 million, ¥14,074 million and ¥13,001 million for the year ended March 31, 2009, ¥12,805 million, ¥10,334 million and ¥11,043 million for the year ended March 31, 2010, and ¥21,835 million, ¥20,752 million and ¥23,119 million for the year ended March 31, 2011, respectively. Substantially all net sales indicated as Americas were generated in the United States of America.

Long-lived assets as of March 31, 2009, 2010 and 2011 were as follows:

	Yen (Millions)
	2009	2010	2011
Japan	¥31,723	31,067	30,696
Americas	108	219	288
Europe	634	606	598
Asia	2,979	2,434	1,815

Total	¥35,444	34,326	33,397

Long-lived assets are those assets located in each geographic area.

There was no individually material country with respect to long-lived assets outside Japan. Substantially all long-lived assets indicated as Americas were located in the United States of America. The significant portion of long-lived assets in Asia was located in Singapore, Taiwan and Korea.

Related Party Transactions	12 Months Ended
Mar. 31, 2011
Related Party Transactions
Related Party Transactions

(19) Related Party Transactions

Advantest sells products to and purchases raw materials from Fujitsu Limited, its 11.6% stockholder as of March 31, 2011 and its group companies (collectively, "Fujitsu"). The terms of sales are the same as those with third parties. Advantest purchases raw materials after receiving competitive bids from several suppliers. Advantest also purchases various software products for internal use, information system related services, research and development materials and services from Fujitsu. Advantest had the following transactions with Fujitsu as of and for the years ended March 31:

	Yen (Millions)
	2009	2010	2011
Sales of products	¥1,659	2,085	2,461
Purchases of raw materials	2,501	4,065	4,622
Receivables	418	826	696
Payables	1,021	2,372	2,717
Purchases of software, hardware and others	60	199	442
Research and development expenses, computer rentals, maintenance and other expenses	1,839	1,056	1,779

Advantest is holding approximately 35% of common stock of e-Shuttle, Inc., a subsidiary of Fujitsu, since the initial investment, which is accounted for by equity method of accounting.

Per Share Data	12 Months Ended
Mar. 31, 2011
Per Share Data
Per Share Data

(20) Per Share Data

The following table sets forth the computation of basic and diluted net income (loss) per share as of March 31:

	Yen (Millions) except per share data
	2009	2010	2011
Numerator:
Net income (loss)	¥(74,902)	(11,454)	3,163

Denominator:
Basic weighted average shares of common stock outstanding	178,724,884	178,722,505	175,481,854
Dilutive effect of exercise of stock options	—	—	13,604

Diluted weighted average shares of common stock outstanding	178,724,884	178,722,505	175,495,458

Basic net income (loss) per share	¥(419.09)	(64.09)	18.03
Diluted net income (loss) per share	(419.09)	(64.09)	18.03

At March 31, 2009, 2010 and 2011, Advantest had outstanding stock options into 3,938,980, 3,060,000 and 1,610,000 shares of common stock, respectively, which were anti-dilutive and excluded from the calculation of diluted net income per share but could potentially dilute net income per share in future periods.

Concentrations of Credit Risk	12 Months Ended
Mar. 31, 2011
Concentrations of Credit Risk
Concentrations of Credit Risk

(21) Concentrations of credit risk

Advantest is exposed to credit risk in the event of default by financial institutions to cash and cash equivalents, but such risk is considered mitigated by the high credit rating of the financial institutions.

At March 31, 2010 and 2011, Advantest had one customer and two customers with significant receivables, respectively. Receivables from these customers accounted for 14% and 36% of consolidated trade receivables at March 31, 2010 and 2011, respectively. Although Advantest does not expect that the customer will fail to meet its obligations, Advantest is potentially exposed to concentrations of credit risk if the customer failed to perform according to the terms of the contracts.

Commitments and Contingent Liabilities	12 Months Ended
Mar. 31, 2011
Commitments and Contingent Liabilities
Commitments and Contingent Liabilities

(22) Commitments and Contingent Liabilities

Advantest is involved in various claims and legal actions arising in the ordinary course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on Advantest's consolidated financial position, results of operations, or cash flows.

Commitments outstanding for the purchase of property, plant and equipment and other assets totaled ¥45 million at March 31, 2011.

Pending Acquisition	12 Months Ended
Mar. 31, 2011
Pending Acquisition
Pending Acquisition

(23) Pending Acquisition

On March 28, 2011, Advantest entered into a definitive agreement under which Advantest will acquire all outstanding ordinary shares of Verigy Ltd ("Verigy"), a Singapore incorporated company publicly traded in U.S., for US $15.00 per share in cash. The total acquisition price is estimated to be approximately US $1.1 billion (approximately ¥ 90.9 billion (based on the exchange rate US $1 = ¥81)), due at closing, and will be funded with existing cash and borrowings from commercial banks. The antitrust reviews in respect of the transaction by Korean, Taiwanese and the U.S. authorities have all been completed. In addition, the transaction was approved at Verigy's shareholders meeting on June 17, 2011. The transaction will be effective upon the fulfillment of certain conditions, such as the approval of Singapore High Court and the registration of the court order with the Accounting and Corporate Regulatory Authority of Singapore. We expect the effective date of the transaction to be in early July, 2011.